As filed with the Securities and Exchange Commission
                           on February 12, 1998
                                                   Registration Nos. 333-22633
                                                                      811-8079
==============================================================================
                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549
                             ____________________

                                  FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
          Pre-Effective Amendment No. 2                                    [X]
          Post-Effective Amendment No.                                     [ ]

                                    and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
         Amendment No. 2                                                   [X]
                      (Check appropriate box or boxes.)

                NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.
              _________________________________________________
              (Exact name of registrant as specified in charter)

     One East Liberty, Third Floor
     Reno, Nevada                                                  89501
     ________________________________________                   __________
     (Address of Principal Executive Offices)                   (Zip Code)

Registrant's Telephone Number, Including Area Code 1-800-887-8671

                              Louis G. Navellier
                        One East Liberty, Third Floor
                              Reno, Nevada 89501

                   (Name and Address of Agent For Service)

                                  Copies to:

Raymond A. O'Hara III, Esq.        and to    Dennis A. Holtorf
Blazzard, Grodd & Hasenauer, P.C.            Navellier & Associates, Inc.
P.O. Box 5108                                One East Liberty, Third Floor
Westport, CT 06881                           Reno, Nevada 89501
(203) 226-7866                               (702) 785-9402

Approximate Date of
Proposed Public Offering:
     As soon as practicable after the effective date of this Filing.

Calculation of Registration Fee under the Securities Act of 1933:
     Registrant is registering an indefinite number of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.



                NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.

                            CROSS REFERENCE SHEET
                        (as required by Rule 404 (c))




          Part A
  N-1A
Item No.                                                    Location

      1.  Cover Page...........................  Cover Page

      2.  Synopsis.............................  Shareholder Transaction
                                                 Expenses and Annual Fund
                                                 Operating Expenses; Summary

      3.  Condensed Financial Information......  Not Applicable

      4.  General Description of Registrant....  Investment Objective and
                                                 Policies; Risk Considerations;
                                                 Special Investment Methods and
                                                 Risks; Investment Restrictions

      5.  Management of the Fund...............  Management of the Fund

      6.  Capital Stock and Other Securities...  Description of Shares - Voting
                                                 Rights; Tax Status, Dividends
                                                 and Distributions

      7.  Purchase of Securities Being Offered.  Purchases and Redemptions;
                                                 Risk Factors - Net Asset Value

      8.  Redemption or Repurchase.............  Purchases and Redemptions

      9.  Pending Legal Proceedings............  Not Applicable

                                   Part B

     10.  Cover Page...........................  Cover Page

     11.  Table of Contents....................  Table of Contents

     12.  General Information and History......  General Information and
                                                 History

     13.  Investment Objectives and Policies...  Investment Objective and
                                                 Policies; Investment
                                                 Restrictions

     14.  Management of the Fund...............  Directors and Officers of the
                                                 Fund

     15.  Control Persons and Principal Holders
          of Securities........................  Control Persons and Principal
                                              Holders of Securities

     16.  Investment Advisory and Other
          Services.............................  The Investment Adviser,
                                                 Custodian and Transfer Agent;
                                                 The Distributor; Independent
                                                 Accountants

     17.  Brokerage Allocation and Other
          Practices............................  Brokerage Allocation and Other
                                                 Practices

     18.  Capital Stock and Other Securities...  Capital Stock and Other
                                                 Securities

     19.  Purchase, Redemption and Pricing of
          Securities Being Offered.............  Purchase, Redemption and
                                                 Pricing of Shares

     20.  Tax Status...........................  Taxes

     21.  Underwriters.........................  Not Applicable

     22.  Calculation of Performance Data......  Calculation of Performance
                                                 Data

     23.  Financial Statements.................  Not Applicable


                                   PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.



                 NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.

                                  FUND PROFILE

Navellier Variable Insurance Series Fund, Inc.
One East Liberty, Third Floor
Reno, NV 89501

February __, 1998

Navellier & Associates, Inc.
Investment Adviser

         For Fund information, call 1-800-___-____

1.   WHAT IS THE PORTFOLIO'S GOAL?

The Fund currently has authorized one series - the Navellier Growth Portfolio ("Growth Portfolio"). The investment objective of the Growth Portfolio is to achieve long-term growth of capital primarily through investment in companies with appreciation potential. It seeks to achieve this objective by investing in equity securities traded in all United States markets including dollar denominated foreign securities traded in United States markets.

2.   HOW IS THE PORTFOLIO INVESTED?

The Growth Portfolio will invest up to 100% of its capital in equity securities selected for their capital growth potential. Navellier & Associates, Inc. will screen over 6,000 stocks, taking into account various factors and basing its stock selection on its own model portfolio theory concepts. The Growth Portfolio invests primarily in what Navellier & Associates, Inc. believes are undervalued common stocks believed to have long-term growth potential.

3.   WHAT ARE THE RISKS OF INVESTING IN THE PORTFOLIO?

The performance of the Growth Portfolio depends on the market value of its holdings. Securities prices fluctuate in response to general political, economic and market conditions as well as to the performance of individual companies. Common stock prices can fluctuate dramatically in response to these factors. Since many of the securities in which the Growth Portfolio may invest may have a smaller number of shares to trade than more conventional companies, a liquidity problem could be created by a lack of shares available for trade at a given time. A high portfolio turnover rate may result in increased brokerage commissions. Investments in foreign securities may involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include, among others, changes in currency rates, and the impact of political, social or diplomatic developments. The Growth Portfolio uses aggressive investment strategies and can experience substantial fluctuations so that shares may at any time be worth more or less than you paid for them.

4.   IS THE PORTFOLIO APPROPRIATE FOR YOU?

The Growth Portfolio is appropriate for investors who are willing to risk stock market fluctuations in pursuit of long-term growth.

5.   WHAT ARE THE PORTFOLIO'S EXPENSES?

The Growth Portfolio has no sales charge or fee for initial purchases, reinvestment of distributions or redemptions. Portfolio operating expenses are paid out of the Portfolio's assets and are not charged directly to the Participating Insurance Company Separate Account ("Separate Account") or other shareholders. Since the Growth Portfolio has no operating history, "Other Expenses" and "Total Portfolio Operating Expenses" are based on estimated amounts.

         Annual Portfolio Operating Expenses/1/
         (As a percentage of average net assets after applicable expense reimbursements)

         Management Fees                             0.85%
         12b-1 Fees                                  None
         Other Expenses/2/                           0.65%
                                                     -----
         Total Portfolio Operating Expenses/1/       1.50%

     /1/Navellier & Associates, Inc. has agreed to reimburse expenses until Total Portfolio Operating Expenses (including the advisory fee) are at or below 1.50%. Therefore, the amounts shown above reflect the anticipated expense reimbursement. This undertaking is subject to termination at any time without notice to shareholders after the expiration of twelve months from the date shares of the Portfolio are first offered to the public. The estimated Total Portfolio Operating Expenses, before any expense reimbursement, are 5%.

     /2/The figure of 0.65% shown here includes the annual fee of 0.25% received by Navellier & Associates, Inc. pursuant to the Administrative Services Agreement.

EXAMPLE

                                            1 Year            3 Year
                                            ------            ------

                                           $-------          $-------



You could expect to pay this much in total expenses, maintaining an average annual investment of $1,000. The example assumes a 5% annual return, expenses as described above and reinvestment of all dividends and distributions. The example reflects the current fee waiver arrangement and does not reflect additional charges and expenses which are, or may be, imposed under the variable annuity contracts ("VA Contracts") or variable life insurance policies ("VLI Policies") or qualified pension and retirement plans ("Qualified Plans"). Such charges and expenses are described in the Prospectus of the Separate Account or in the Qualified Plan documents or other informational materials supplied by Qualified Plan sponsors. The example should not be considered a representation of past or future expenses.

6.   HOW HAS THE PORTFOLIO PERFORMED?

The Growth Portfolio is newly organized and, therefore, has no history of operations.



7.   WHO MANAGES THE PORTFOLIO?

Navellier & Associates, Inc. acts as the Growth Portfolio's investment adviser. It presently manages over $2.02 billion in investor funds. Its owner has been in the business of rendering advisory services to significant pools of capital such as retirement plans and large investors since 1987. Louis Navellier and Alan Alpers are the Portfolio Managers involved in the day-to-day investment activities of the Growth Portfolio.

8.   HOW CAN YOU BUY SHARES?

Shares may be purchased or redeemed only through VA Contracts and VLI Policies offered by Separate Accounts of Participating Insurance Companies or through Qualified Plans. Individual investors may not purchase or redeem shares directly. Please refer to the prospectus of the Separate Account or to the Qualified Plan documents or other informational materials supplied by Qualified Plan sponsors for instructions on purchasing a VA Contract or VLI Policy and on how to select the Portfolios as investment options for a VA Contract, VLI Policy or Qualified Plan.

9.   HOW CAN YOU SELL SHARES?

Shares can be redeemed on any business day by transmitting a redemption order to a Participating Insurance Company or Qualified Plan.

10.  WHEN WILL YOU RECEIVE DISTRIBUTIONS?

The Growth Portfolio distributes dividends at least annually and distributes its net realized capital gains, if any, at least annually in the form of shares of the Portfolio. Such dividends and capital gain distributions are automatically reinvested in additional shares of the Growth Portfolio and therefore are not currently taxable. If, alternatively, an election is made on behalf of a Separate Account of a Participating Insurance Company or Qualified Plan to receive distributions in cash, this would result in a taxable distribution but requests for cash distributions are not anticipated.

11.  WHAT INVESTOR SERVICES ARE AVAILABLE?

The  Fund  provides   semi-annual  and  annual  reports,   including   financial
statements, regarding the Growth Portfolio. Toll-free access to the Growth Portfolio is also provided.

THIS PROFILE CONTAINS KEY INFORMATION ABOUT THE PORTFOLIO. IF YOU WOULD LIKE MORE INFORMATION BEFORE YOU INVEST, PLEASE CONSULT THE PORTFOLIO'S ACCOMPANYING PROSPECTUS. ANNUAL AND SEMI-ANNUAL REPORTS FOR THE FUND MAY BE OBTAINED AT NO COST BY CALLING 1-800-_____-_____.





                                     PART A


                 NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.
                          One East Liberty, Third Floor
                               Reno, Nevada 89501

                   Prospectus Dated _____________, 1998

Navellier Variable Insurance Series Fund, Inc. (the "Fund") is an open-end management investment company authorized to issue multiple series of shares, each representing a portfolio of investments (individually, a "Portfolio" and collectively, the "Portfolios"). The Fund currently has authorized one series - the Navellier Growth Portfolio (the "Growth Portfolio"). There can be no assurance that any Portfolio of the Fund will achieve its investment objective.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. The Fund's shares are offered only to (a) insurance companies ("Participating Insurance Companies") to fund benefits under their variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") and (b) tax-qualified pension and retirement plans ("Qualified Plans"), including participant-directed Qualified Plans which elect to make the Portfolios available as investment options for Qualified Plan Participants.

Please read this Prospectus carefully and retain it for future reference. This Prospectus should be read in conjunction with the prospectuses issued by the Participating Insurance Companies for the VA Contracts and VLI Policies that accompany this Prospectus or with the Qualified Plan documents or other informational materials supplied by Qualified Plan sponsors. Additional information about the Fund and the Growth Portfolio is contained in a Statement of Additional Information which has been filed with the Securities and Exchange Commission (the "SEC") and is available to investors without charge by calling the Fund at 1-800-887-8671. The Statement of Additional Information, as amended from time to time, bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of the Fund in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE AVAILABLE AND ARE BEING OFFERED EXCLUSIVELY (i) AS A POOLED FUNDING VEHICLE FOR LIFE INSURANCE COMPANIES WRITING ALL TYPES OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS AND (ii) TO TAX-QUALIFIED PENSION AND RETIREMENT PLANS.

                              TABLE OF CONTENTS

                                                                           Page


SHAREHOLDER TRANSACTION EXPENSES                                             1
AND ANNUAL FUND OPERATING EXPENSES

SUMMARY                                                                      2

INVESTMENT OBJECTIVE AND POLICIES                                            3

SPECIAL INVESTMENT METHODS AND RISKS                                         4

INVESTMENT RESTRICTIONS                                                      5

RISK FACTORS                                                                 6

PERFORMANCE ADVERTISING                                                      8

MANAGEMENT OF THE FUND                                                      10

EXPENSES OF THE FUND                                                        11

REPORTS AND INFORMATION                                                     12

DESCRIPTION OF SHARES                                                       12

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS                                     14

PURCHASES AND REDEMPTIONS                                                   14

ADDITIONAL INFORMATION                                                      16



SHAREHOLDER TRANSACTION EXPENSES
AND ANNUAL FUND OPERATING EXPENSES


                                                                     Navellier
                                                                      Growth
                                                                     Portfolio

Shareholder Transaction Expenses/1/

Maximum Sales Load Imposed on Purchases
(as a percentage of offering price).............                             0%
Maximum Sales Load Imposed on
   Reinvested  Dividends...........................                       None
Deferred Sales Load................................                       None
Redemption Fees....................................                       None
Exchange Fee.......................................                       None

Annual Portfolio Operating Expenses/2/
(As a percentage of average net assets after applicable expense reimbursements)

Management Fees....................................                       0.85%
12b-1 Fees.........................................                       None
Other Expenses/3/..................................                       0.65%

Total Portfolio Operating Expenses/2/ .............                       1.50%


     /1/ The above table of fees and other expenses is provided to assist you in understanding the various potential costs and expenses that an investor in the Portfolio may bear directly or indirectly.

     /2/ Navellier & Associates, Inc. (the "Investment Adviser") has agreed to reimburse expenses until Total Portfolio Operating Expenses (including the advisory fee) are at or below 1.50%. Therefore, the amounts shown above reflect the anticipated expense reimbursement. This undertaking is subject to termination at any time without notice to shareholders after the expiration of twelve months from the date shares of the Portfolio are first offered to the public. The estimated Total Portfolio Operating Expenses, before any expense reimbursement, are 5%. (See "Expenses of the Fund").

     /3/ The figure of 0.65% shown here includes the annual fee of 0.25% received by the Investment Adviser pursuant to the Administrative Services Agreement. (See "Expenses of the Fund").

EXAMPLE:

The following example indicates the direct and indirect expenses an investor (maintaining an average annual investment of $1,000) could expect to incur in a single year, and three-year period respectively:



                                       Growth Portfolio
One-Year......................  $        ________
Three-Year....................  $        ________



The foregoing example assumes (a) that an investor maintains an average of $1,000 invested in the Growth Portfolio; (b) no sales load; (c) a 5% annual return; (d) percentage amounts listed above for Annual Fund Operating Expenses remain constant (for all periods shown above); and (e) reinvestment of all dividends and distributions.

The foregoing example is based upon estimated Total Operating Expenses for the Growth Portfolio, as set forth in the "Annual Operating Expenses" table above and reflects the fee waiver/expense reimbursement arrangement in effect. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE TABLE DOES NOT REFLECT ADDITIONAL CHARGES AND EXPENSES WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR QUALIFIED PLANS. SUCH CHARGES AND EXPENSES ARE DESCRIBED IN THE PROSPECTUS OF THE PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR IN THE QUALIFIED PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY QUALIFIED PLAN SPONSORS.

                                   SUMMARY

The Fund

The Fund is an open-end management investment company which currently offers shares of the Growth Portfolio. Additional Portfolios may be added to the Fund in the future. This Prospectus will be supplemented or amended to reflect the addition of any new Portfolios.

This summary, which provides basic information about the Growth Portfolio and the Fund, is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

The Growth Portfolio is designed for long-term investors and is not intended as a trading vehicle or to be a complete investment program for the investor. An investment in the Growth Portfolio involves certain speculative considerations; see "Risk Factors."

The Growth Portfolio employs aggressive investment strategies and can experience substantial fluctuations, including declines, so that shares may be worth less than when originally purchased.

Investment Adviser

The Investment Adviser administers the assets of the Growth Portfolio and determines which securities will be selected as investments for the Growth
Portfolio. Louis Navellier, the President and CEO of the Investment Adviser, refined the Modern Portfolio Theory investment strategy which is applied in managing the assets of the Growth Portfolio. He sets the strategies and guidelines for the Growth Portfolio and oversees the Portfolio Managers' activities. Louis Navellier and Alan Alpers, who are the Portfolio Managers involved in the day-to-day investment activities of the Growth Portfolio, head up a team of investment professionals who assist in managing the Portfolio, including research analysts Jon Tesseo, Shawn Price, Michael Borgen and Arnold Langsen. Alan Alpers has been an analyst and portfolio manager for the Investment Adviser since 1989 and has been responsible along with Mr. Navellier for day-to-day management of over $100 million in individual accounts for the Investment Adviser. The Investment Adviser receives an annual advisory fee, equal to .85% of the average daily net asset value of assets under management, for the Growth Portfolio. The advisory fee for the Growth Portfolio is payable monthly, based upon a percentage of the Portfolio's average daily net assets. This advisory fee paid to the Investment Adviser is higher than those generally paid by most other investment companies. The Growth Portfolio is paying this higher advisory fee based on its desire to retain the Investment Adviser's specific application of Modern Portfolio Theory, its particular method of analyzing securities and its investment advisory services.


Distribution of Shares

Navellier Securities Corp., One East Liberty, Third Floor, Reno, NV 89501 (the "Distributor") acts as the principal underwriter for the shares of the Growth Portfolio. The Distributor is a corporation wholly-owned by Louis Navellier, who also owns 100% of the Adviser.

How to Invest

Individual investors may not purchase or redeem shares of the Growth Portfolio directly; shares may be purchased or redeemed only through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies or through Qualified Plans, including participant-directed Qualified Plans which elect to make the Portfolio an investment option for Qualified Plan Participants. See "Purchases and Redemptions."

Risk Factors

Investment in the Growth Portfolio involves special risks and there can be no guarantee of profitability. Some of those risks are briefly described here. Some of the small cap securities which the Growth Portfolio may purchase may be difficult to liquidate on short notice or, on occasion, only a portion of the shares of a company in which the Investment Adviser intends to trade may be available to be bought or sold by the Growth Portfolio. There can be no assurance of profitability or of what the percentage of the Portfolio's total annual operating expenses will be. Investments, if any, in securities of foreign issuers may pose greater risks. The Investment Adviser's investment style could result in above average portfolio turnover which could result in higher brokerage expenses. As with any equity fund, the investments may decline, resulting in a loss of value to the shareholder. (For more detail, see "Risk Factors".)

                      INVESTMENT OBJECTIVE AND POLICIES

Investment Objective of the Navellier Growth Portfolio

The investment objective of the Growth Portfolio is to achieve long-term growth of capital primarily through investment in companies with appreciation potential. This investment objective is fundamental and may not be changed without shareholder approval. The Growth Portfolio invests in equity securities traded in all United States markets including dollar denominated foreign securities traded in United States markets. It is a diversified portfolio, meaning it limits its investment in the securities of any single company (issuer) to a maximum of 5% of the Portfolio assets and further limits its investments to less than 25% of the Portfolio's assets in any one industry group. The Growth Portfolio seeks long term capital appreciation through investments in securities of companies which the Investment Adviser feels are undervalued in the marketplace. Navellier & Associates, Inc. is the Investment Adviser for the Growth Portfolio. This Portfolio should not be considered suitable for investors seeking current income.

Other Investments

The Growth Portfolio may, for temporary defensive purposes or to maintain cash or cash equivalents to meet anticipated redemptions, also invest in debt securities and money market funds if, in the opinion of the Investment Adviser, such investment will further the cash needs or temporary defensive needs of the Portfolio. In addition, when the Investment Adviser feels that market or other conditions warrant it, for temporary defensive purposes the Growth Portfolio may retain cash or invest all or any portion of its assets in cash equivalents, including money market mutual funds. Under normal conditions, the Growth Portfolio's holdings in such non-equity securities should not exceed 35% of the total assets of the Portfolio. If the Growth Portfolio's assets, or a portion thereof, are retained in cash or money market funds or money market mutual funds, such cash will, in all probability, be deposited in interest-bearing or money market accounts or in Rushmore's money market mutual funds. Rushmore Trust & Savings, FSB is also the Fund's Transfer Agent and Custodian. Cash deposits by the Fund in interest bearing instruments issued by Rushmore Trust & Savings ("Transfer Agent") will only be deposited with the Transfer Agent if its interest rates, terms, and security are equal to or better than could be received by depositing such cash with another savings institution. Money market investments have no FDIC protection and deposits in Rushmore Trust & Savings accounts have only $100,000 protection.

It is anticipated that all of the Growth Portfolio's investments in corporate debt securities (other than commercial paper) and preferred stocks will be represented by debt securities and preferred stocks which have, at the time of purchase,  a rating  within the four  highest  grades as  determined  by Moody's
Investors Service, Inc. (Aaa, Aa, A, Baa) or by Standard & Poor's Corporation (AAA, AA, A, BBB; securities which are rated BBB/Baa have speculative characteristics). Although investment-quality securities are subject to market fluctuations, the risk of loss of income and principal is generally expected to be less than with lower quality securities. In the event the rating of a debt security or preferred stock in which the Growth Portfolio has invested drops below investment grade, the Growth Portfolio will promptly dispose of such investment. When interest rates go up, the market value of debt securities generally goes down and long-term debt securities tend to be more volatile than short term debt securities.

In determining the types of companies which will be suitable for investment by the Growth Portfolio, the Investment Adviser will screen over 6,000 stocks and will take into account various factors and base its stock selection on its own model portfolio theory concepts. The Growth Portfolio invests primarily in what the Investment Adviser believes are undervalued common stocks believed to have long-term growth potential. Stocks are selected on the basis of an evaluation of factors such as earnings growth, expanding profit margins, market dominance and/or factors that create the potential for market dominance, sales growth, and other factors that indicate a company's potential for growth. The Growth Portfolio will invest up to 100% of its capital in equity securities selected for their capital growth potential. The Investment Adviser will typically (but not always) purchase common stocks of issuers which have records of profitability and strong earnings momentum. When selecting such stocks for investment by the Growth Portfolio, the issuers may be lesser known companies moving from a lower to a higher market share position within their industry groups rather than the largest and best known companies in such groups.

                     SPECIAL INVESTMENT METHODS AND RISKS

"Short Sales Against the Box"

The Growth Portfolio is permitted to make short sales if at the time of the short sale the Portfolio owns or has the right to acquire a security equal in kind and amount to the security being sold short, at no additional cost. This investment technique is known as a "short sale against the box."

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain, in a segregated custodial account, an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

The Growth Portfolio may make a short sale against the box, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible into or exchangeable for such security), or when the Portfolio desires to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the Growth Portfolio's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the Growth Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Growth Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

                           INVESTMENT RESTRICTIONS

The Growth Portfolio can invest up to 5% of its assets in the securities of a single issuer and can invest up to 25% of its assets in the securities of a single industry. The Growth Portfolio may not make investments in real estate or commodities or commodity contracts, including futures contracts, but may purchase securities of issuers which deal in real estate or commodities. The Growth Portfolio is also prohibited from investing in or selling puts, calls, straddles (or any combination thereof). The Growth Portfolio is prohibited from investing in derivatives. The Growth Portfolio may borrow money only from banks for temporary or emergency (not leveraging) purposes provided that, after each borrowing, there is an asset coverage in the Portfolio of at least 300%. The Growth Portfolio will not purchase securities if the amount of borrowing by the Portfolio exceeds 5% of total assets of the Portfolio. In order to secure any such borrowing, the Growth Portfolio may pledge, mortgage, or hypothecate up to 10% of the market value of the assets of the Portfolio. The investment by the Growth Portfolio in securities, including American Depository Receipts, of issuers or any governmental entity or political subdivision thereof, located, incorporated or organized outside of the United States is limited to 25% of the net asset value of the Portfolio, provided that no such foreign securities may be purchased unless they are traded on United States securities markets.

The Fund may not purchase for any Portfolio "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933) if, as a result of such purchase, more than 10% of the net assets (taken at market value) of such Portfolio would be invested in such securities nor will the Fund invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of such Portfolio would be invested in either illiquid or unseasoned securities. The Board of Directors will determine whether these securities are liquid and will monitor liquidity on an ongoing basis.

In addition to the investment restrictions described above, the investment program of the Growth Portfolio is subject to further restrictions which are described in the Statement of Additional Information. The restrictions for the Growth Portfolio are fundamental and may not be changed without shareholder approval.

                                 RISK FACTORS

Lack of Operating History and Experience

The Growth  Portfolio is newly  organized and has no history of operations.  The
Investment Adviser was organized on May 28, 1993 and has been managing the assets of The Navellier Series Fund since January 3, 1994 and the publicly invested assets of The Navellier Series Fund since April 1, 1994. The Investment Adviser also manages the assets of The Navellier Performance Funds which went effective December 28, 1995. Although the Investment Adviser sub-contracts a substantial portion of its responsibilities for administrative services of the Fund's operations to various agents, including the Transfer Agent and Custodian, the Investment Adviser still has overall responsibility for the administration of the Growth Portfolio and oversees the administrative services performed by others as well as servicing shareholder's needs and, along with the Fund's Board of Directors, is responsible for the selection of such agents and their oversight. The Investment Adviser is also responsible for the selection of securities for investment. None of the principals, officers, legal counsel, or directors of the Investment Adviser (including such of those persons who are also controlling persons of the Fund) had, before June 1993, ever registered, operated, or supervised the operations of investment companies in the past, and there is no assurance that their past business experiences or their experience with The Navellier Series Fund or The Navellier Performance Funds will enable them to successfully manage the assets of the Fund in the future. The owner of the Investment Adviser has been in the business of rendering advisory services to significant pools of capital such as retirement plans and large investors since 1987.

The Investment Adviser presently manages over $2.02 billion in investor funds. The owner of the Investment Adviser is also the owner of another investment advisory firm, Navellier Fund Management, Inc., and controls other investment advisory entities which manage assets and/or act as sub-advisors, all of which firms employ the same basic modern portfolio theories and select many of the same over-the-counter stocks and other securities which the Investment Adviser intends to employ and invest in while managing the Portfolios of the Fund. Because many of the over-the-counter and other securities which Investment Adviser intends to, or may, invest in have a smaller number of shares available to trade than more conventional companies, lack of shares available at any given time may result in one or more of the Portfolios of the Fund not being able to purchase or sell all shares which the Investment Adviser desires to trade at a given time or period of time, thereby creating a potential liquidity problem which could adversely affect the performance of the Fund portfolios. Since the Investment Adviser will be trading on behalf of the various Portfolios of the Fund in some or all of the same securities at the same time that the Investment Adviser, Navellier Fund Management, Inc., other Navellier controlled investment entities, The Navellier Series Fund and The Navellier Performance Funds are trading, the potential liquidity problem could be exacerbated. In the event the number of shares available for purchase or sale in a security or securities is limited and therefore the trade order cannot be fully executed at the time it is placed, i.e., where the full trade orders of the Investment Adviser, Navellier Fund Management, Inc., The Navellier Series Fund, The Navellier Performance Funds and other Navellier controlled investment entities and the Fund cannot be completed at the time the order is made, the Investment Adviser, and the other Navellier controlled investment entities will allocate their purchase or sale orders in proportion to the dollar value of the order made by the other Navellier entities, and the dollar value of the order made by the Fund. For example, if the Investment Adviser, and Navellier Fund Management, Inc., each place a $25,000 purchase order and Investment Adviser on behalf of the Fund places a $50,000 purchase order for the same stock and only $50,000 worth of stock is available for purchase, the order would be allocated $12,500 each of the stock to the Investment Adviser, and Navellier Fund Management, Inc., and $25,000 of the stock to the Fund. As the assets of each Portfolio of the Fund increase, the potential for shortages of buyers or sellers increases, which could adversely affect the performance of the various Portfolios. While the Investment Adviser generally does not anticipate liquidity problems (i.e., the possibility that the Portfolio cannot sell shares of a company and therefore the value of those shares drops) unless the Fund has assets in excess of two billion dollars (although liquidity problems could still occur when the Fund has assets of substantially less than two billion dollars), each investor is being made aware of this potential risk in liquidity and should not invest in the Fund if it is not willing to accept this potentially adverse risk, and by investing, acknowledges that it is aware of the risks.

An investment in shares of any Portfolio of the Fund involves certain speculative considerations. There can be no assurance that any of a Portfolio's objectives will be achieved or that the value of the investment will increase. All Portfolios intend to comply with the diversification and other requirements applicable to regulated investment companies under the Internal Revenue Code.

All securities in which any of the Fund's Portfolios may invest are inherently subject to market risk, and the market value of the Fund's investments will fluctuate. From time to time the Fund may choose to close a Portfolio or Portfolios to new investors.

Investing in Securities of Foreign Issuers

Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include, among others, changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under laws applicable to foreign securities markets, the impact of political, social, or diplomatic developments, difficulties in invoking legal process abroad, and the difficulty of assessing economic trends in foreign countries. The Investment Adviser will use the same basic selection criteria for investing in foreign securities as it uses in selecting domestic securities as described in the Investment Objective and Policies section of this Prospectus.

While to some extent the risks to the Fund of investing in foreign securities may be limited since the Growth Portfolio may not invest more than 25% of its net asset value in such securities and may only invest in foreign securities which are traded in the United States securities markets, the risks nonetheless exist.

Net Asset Value

The net asset value of the Growth Portfolio is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the number of outstanding shares of the Portfolio. (See "Purchases and Redemptions - Valuation of Shares" and the Statement of Additional Information.)

Portfolio Turnover

The annual rate of portfolio turnover for the Growth Portfolio is unknown since it has no operating history and therefore no actual portfolio turnover rate presently exists. The Investment Adviser estimates that the annual portfolio turnover rate for the Growth Portfolio will not exceed 300%. However, this is not a restriction on the Investment Adviser and if in the Investment Adviser's judgment a higher annual portfolio turnover rate is required in order to attempt to achieve a higher overall Portfolio performance, then the Investment Adviser is permitted to do so. However, high portfolio turnover (100% or more) will result in increased brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities and on reinvestment in other securities and could therefore adversely affect Portfolio performance.

Special Risk Considerations Relating to Securities of the Growth Portfolio

For a description of certain other factors, including certain risk factors, which investors should consider relating to the securities in which the Portfolio will invest, see "Investment Objective and Policies".

                           PERFORMANCE ADVERTISING

From time to time, a Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of a Portfolio refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

A Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. A Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

Private Account Performance

The Investment Adviser has also managed, on an individual basis, accounts for individuals and institutions ("Private Accounts") since 1987 employing a modern portfolio theory style of stock analysis which uses substantially the same investment objectives, policies and strategies that will be employed by the Investment Adviser for the Growth Portfolio. Thus, the performance information derived from these Private Accounts may be relevant to an investor. The basic investment style is a proprietary system of computer based screens to analyze over 7,000 stocks in order to determine which stocks to buy and sell (the "Navellier system"). Louis Navellier and his staff at the Investment Adviser have used the Navellier system since 1987 to manage the Private Accounts under management.




Further, the performance of the Growth Portfolio will vary from the Private Account composite information because the Growth Portfolio will be actively managed and its investments will vary from time to time and will not be identical to the past portfolio investments of the Private Accounts. Moreover, the Private Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the Private Account Composites.

The Private Account composite performance figures are time-weighted rates of return which include all income and accrued income and realized and unrealized gains or losses.

The following tables show historical composite performance data for all Private Accounts under the management of the Investment Adviser during the dates indicated, as well as comparisons with the S&P 500 Index, an unmanaged index generally considered to be representative of the stock market. The performance figures shown represent the performance results of the composite of Private Accounts. The figures are shown in two different ways. Table A shows the performance results adjusted to reflect the deduction of investment advisory fees and other expenses actually charged to the Private Accounts. Table B shows the performance results adjusted to reflect the deduction of the fees and expenses anticipated to be paid by the Growth Portfolio (after fee waivers). Please refer to "Shareholder Transaction Expenses and Annual Fund Operating Expenses" for further information concerning fees and expenses and the fee waiver arrangements. Absent the fee waivers, the performance figures shown below would be reduced. Neither table reflects the deduction of any insurance fees or charges which are imposed by the Participating Insurance Company in connection with its sale of the VA Contracts and VLI Policies nor do the figures reflect any charges or expenses which may be attributable to any Qualified Plan. Investors should refer to the separate account prospectuses describing the VA Contracts and VLI Policies or to the Qualified Plan documents or other informational materials supplied by Qualified Plan sponsors for information pertaining to these fees and charges. These fees and charges will have a detrimental effect on the performance of the Portfolio.


Investors should not consider the performance data of these Private Accounts as an indication of the future performance of the Growth Portfolio.

                      Private Account Composite Performance
                                     Table A
         (after deduction of Private Account advisory fees and expenses)


                            Investment Adviser           S&P 500 Index

1987....................                         _____%          _____%
1988....................                         _____%          _____%
1989....................                         _____%          _____%
1990....................                         _____%          _____%
1991....................                         _____%          _____%
1992....................                         _____%          _____%
1993....................                         _____%          _____%
1994....................                         _____%          _____%
1995....................                         _____%          _____%
1996....................                         _____%          _____%
1997....................                         _____%          _____%



                            Investment Adviser           S&P 500 Index
One Year                                         _____%          _____%
Five Years                                       _____%          _____%
Ten Years                                        _____%          _____%



                                     Table B
       (after deduction of fees and expenses anticipated to be paid by the
                                Growth Portfolio)


                                         Investment Adviser      S&P 500 Index

1987....................                         _____%          _____%
1988....................                         _____%          _____%
1989....................                         _____%          _____%
1990....................                         _____%          _____%
1991....................                         _____%          _____%
1992....................                         _____%          _____%
1993....................                         _____%          _____%
1994....................                         _____%          _____%
1995....................                         _____%          _____%
1996....................                         _____%          _____%
1997....................                         _____%          _____%



                              Investment Adviser         S&P 500 Index
One Year                                         _____%          _____%
Five Years                                       _____%          _____%
Ten Years                                        _____%          _____%








                            MANAGEMENT OF THE FUND

The Board of Directors

The Fund's Board of Directors directs the business and affairs of each Portfolio of the Fund as well as supervises the Investment Adviser, Distributor, Accountant, Transfer Agent and Custodian, as described below.

The Investment Adviser

Navellier & Associates, Inc. acts as the Investment Adviser to the Growth Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Investment Adviser is responsible for selecting the securities which will constitute the pool of securities which will be selected for investment for the Growth Portfolio. Pursuant to a separate Administrative Services Agreement, the Investment Adviser provides the Growth Portfolio with certain administrative services, including accounting and bookkeeping services and supervising the Custodian's and Transfer Agent's activities and the Growth Portfolio's compliance with its reporting obligations. The Investment Adviser may contract (and pay for out of its own resources including the administrative fee it receives) for the performance of such services to the Custodian, Transfer Agent, or others, and may retain all of its 0.25% administrative services fee or may share some or all of its fee with such other person(s). The Investment Adviser also provides the Growth Portfolio with a continuous investment program based on its investment research and management with respect to all securities and investments. The Investment Adviser will determine from time to time what securities and other investments will be selected to be purchased, retained, or sold by the Fund.

The Investment Adviser is owned and controlled by its sole shareholder, Louis G. Navellier (a 100% stockholder). In 1987, Louis Navellier was in litigation with a business partner and on the advice of his then legal counsel, as part of a legal strategy, filed a personal bankruptcy petition in connection with that litigation. The bankruptcy petition was voluntarily dismissed by Mr. Navellier less than two months later with all creditors being paid in full. Louis G. Navellier is an affiliated person of the Fund. The Investment Adviser is registered as an investment adviser with the Securities and Exchange Commission and with all states which require investment adviser registration. Louis Navellier is registered as an investment adviser representative or agent in all states requiring such registration. Louis Navellier and the Investment Adviser without admitting liability, did in the past agree to a two-week suspension in California and agreed to pay civil penalties to the States of California, Connecticut, and Maryland for allegedly not being properly registered as an investment adviser. Navellier Management, Inc., an affiliate of the Investment Adviser, is also and has been since January 1994, the investment adviser to The Navellier Series Fund, an open-end diversified investment company and to The Navellier Performance Funds, an open-end investment company, since December 1995. Louis Navellier is, and has been, in the business of rendering investment advisory services to significant pools of capital since 1987.

For information regarding the Fund's expenses and the fees paid to the Investment Adviser see "Expenses of the Fund".

Control Persons and Principal Holders of Securities

On January 15, 1998, in order to fulfill the requirements of Section 14(a)(1) of the 1940 Act, one hundred percent (100%) of the issued and outstanding shares of the Growth Portfolio was subscribed to for purchase by Louis Navellier under an agreement dated January 15, 1998. Such subscription was made for an aggregate of $100,000 and was allocated 100% to the Growth Portfolio (to purchase 10,000 shares).


The Distributor

Navellier Securities Corp. acts as the Fund's Distributor and is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor renders its services to the Fund pursuant to a distribution agreement under which it serves as the principal underwriter of the shares of each existing Portfolio of the Fund. The Distributor receives no compensation for serving in such capacity. Louis G. Navellier, an affiliate of the Fund and the Investment Adviser, is an officer, director and sole shareholder of the Distributor.

The Custodian and the Transfer Agent

Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland, 20814, telephone: (301) 657-1510 or (800) 622-1386, is Custodian for the Fund's securities and cash and Transfer Agent for the Fund shares.

                             EXPENSES OF THE FUND

General

Each Portfolio is responsible for the payment of its own expenses. These expenses are deducted from that Portfolio's investment income before dividends are paid. These expenses include, but are not limited to: fees paid to the Investment Adviser, the Custodian, the Transfer Agent, and the Accountant; Directors' fees; taxes; interest; brokerage commissions; organization expenses; securities registration ("blue sky") fees; legal fees; auditing fees; printing and other expenses which are not directly assumed by the Investment Adviser under its investment advisory or expense reimbursement agreements with the Fund. General expenses which are not associated directly with a specific Portfolio (including fidelity bond and other insurance) are allocated to each Portfolio based upon their relative net assets. The Investment Adviser may, but is not obligated to, from time to time advance funds, or directly pay, for expenses of the Fund and may seek reimbursement of or waive reimbursement of those advanced expenses.

Compensation of the Investment Adviser

The Investment Adviser receives an annual .85% fee for investment management of the Growth Portfolio. The fee is payable monthly, based upon the Portfolio's average daily net assets. This advisory fee is higher than those generally paid by most other investment companies. The Investment Adviser also receives a 0.25% annual fee for rendering administrative services to the Fund pursuant to an Administrative Services Agreement and is entitled to reimbursement for operating expenses it advances for the Fund.

Brokerage Commissions

The Investment Adviser may select selected broker-dealers to execute portfolio transactions for the Portfolios of the Fund, provided that the commissions, fees, or other remuneration received by such party in exchange for executing such transactions are reasonable and fair compared to those paid to other brokers in connection with comparable transactions. In addition, when selecting broker-dealers for Fund portfolio transactions, the Investment Adviser may consider the record of such broker-dealers with respect to the sale of shares of the Fund or sale of VA Contracts and VLI Policies. (See the Statement of Additional Information.)

                           REPORTS AND INFORMATION

The Fund will distribute to the shareholders of each Portfolio semi-annual reports containing unaudited financial statements and information pertaining to matters of each Portfolio of the Fund. An annual report containing financial statements for each Portfolio, together with the report of the independent auditors for each Portfolio of the Fund is distributed to shareholders each year. Shareholder inquiries should be addressed to the Fund, at One East
Liberty, Third Floor, Reno, Nevada 89501; Tel: (800) 887- 8671, or to the Transfer Agent, Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland, 20814, Telephone: (301) 657-1510 or (800) 622-1386.

                            DESCRIPTION OF SHARES

The Fund is a Maryland corporation organized on February 28, 1997. The Fund is authorized to issue 500,000,000 shares of the Growth Portfolio and to create additional portfolios of the Fund. Each share of the Growth Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Growth Portfolio available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto.

The Fund reserves the right to create classes of shares.

Voting Rights

Each share held entitles the shareholder of record to one vote. Shareholders of each Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios of the Fund will be voted on only by shareholders of the affected Portfolios. Shareholders of all Portfolios of the Fund will vote together in matters affecting the Fund generally, such as the election of Directors or selection of accountants. As a Maryland corporation, the Fund is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Fund and for the election of Directors under certain circumstances. In addition, a Director may be removed by the remaining Directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting. Under current law, a Participating Insurance Company is required to request voting instructions from VA Contract owners and VLI Policy owners and must vote all shares held in the separate account in proportion to the voting instructions received. Qualified Plans may or may not pass through voting rights to Qualified Plan participants, depending on the terms of the Qualified Plan's governing documents. For a more complete discussion of voting rights, refer to the Participating Insurance Company separate account prospectus or the Qualified Plan documents or other informational materials supplied by Qualified Plan sponsors.

Conflicts of Interest. The Portfolios offers their shares to (i) VA Contracts and VLI Policies offered through separate accounts of Participating Insurance Companies which may or may not be affiliated with each other and (ii) Qualified Plans including Participant-directed Plans which elect to make the Portfolios available as investment options for Qualified Plan participants. Due to differences of tax treatment and other considerations, the interests of VA Contract and VLI Policy owners and Qualified Plan participants participating in the Portfolios may conflict. The Board will monitor the Portfolios for any material conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board may require one or more Participating Insurance Company separate accounts and/or Qualified Plans to withdraw its investments in the Portfolios. As a result, the Portfolios may be forced to sell securities at disadvantageous prices and orderly portfolio management could be disrupted. In addition, the Board may refuse to sell shares of the Portfolios to any VA Contract, VLI Policy or Qualified Plan or may suspend or terminate the offering of shares of the Portfolios if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Portfolios.

To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Fund and the Adviser have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. This Code contains policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. This Code complies, in all material respects, with the recommendations of the Investment Company Institute.


                   TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Taxes

For a discussion of the tax status of a VA Contract, VLI Policy or Qualified Plan, refer to the Participating Insurance Company separate account prospectus or Qualified Plan documents or other informational materials supplied by Qualified Plan sponsors.

Each Portfolio intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As such, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate accounts of Participating Insurance Companies and Qualified Plans which hold its shares. Because shares of the Portfolios may be purchased only through VA Contracts, VLI Policies and Qualified Plans, it is anticipated that any income, dividends or capital gain distributions from the Portfolios are taxable, if at all, to the Participating Insurance Companies and Qualified Plans and will be exempt from current taxation of the VA Contract owner, VLI Policy owner, or Qualified Plan participant if left to accumulate within the VA Contract, VLI Policy or Qualified Plan.

Internal Revenue Service Requirements

The Portfolios intend to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of VA Contracts and VLI Policies. See the Statement of Additional Information for more specific information.

Dividends and Distributions

Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account of a Participating Insurance Company to receive distributions in cash. Participating Insurance Companies and Qualified Plan sponsors will be informed at least annually about the amount and character of distributions from the fund for federal income tax purposes.

                          PURCHASES AND REDEMPTIONS

Individual investors may not purchase or redeem shares of the Portfolios directly; shares may be purchased or redeemed only through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies or through Qualified Plans, including participant-directed Qualified Plans which elect to make the Portfolios investment options for Qualified Plan participants. Please refer to the prospectus of the sponsoring Participating Insurance Company separate account or to the Qualified Plan documents or other informational materials supplied by Qualified Plan sponsors for instructions on purchasing a VA Contract or VLI Policy and on how to select the Portfolios as investment options for a VA Contract, VLI Policy or Qualified Plan.

Purchases. All investments in the Portfolios are credited to a Participating Insurance Company's separate account immediately upon acceptance of the investments by the Portfolios. Each Participating Insurance Company receives orders from its contract owners to purchase or redeem shares of each Portfolio on each day that the Portfolio calculates its net asset value (a "Business Day"). That night, all orders received by the Participating Insurance Company prior to the close of regular trading on the New York Stock Exchange Inc. (the "NYSE") (currently 4:00 p.m., Eastern time) on that Business Day are aggregated, and the Participating Insurance Company places a net purchase or redemption order for shares of the Portfolios during the morning of the next Business Day. These orders are executed at the net asset value (described below under "Net Asset Value") next computed after receipt of such order by the Participating Insurance Company.

Qualified Plan participants may invest in shares of the Portfolios through their Qualified Plans by directing the Qualified Plan trustee to purchase shares for their account. Participants should contact their Qualified Plan sponsors for information concerning the appropriate procedure for investing in the Portfolios. All investments in the Portfolios by Qualified Plans are credited to the Qualified Plans immediately upon acceptance of the investments by the Portfolios. All orders received from Qualified Plans are executed at the net asset value next computed after receipt of such orders by the Portfolios.

The Portfolios reserve the right to reject any specific purchase order. Purchase orders may be refused if, in the Investment Adviser's opinion, they are of a size that would disrupt the management of the Portfolio. A Portfolio may discontinue sales of its shares if management believes that a substantial further increase in assets may adversely effect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing VA Contract owners, VLI Policy owners and Qualified Plan participants would be permitted to continue to authorize investments in the Portfolios and to reinvest any dividends or capital gains distributions.

     Redemptions. Shares of a Portfolio may be redeemed on any Business Day. Redemption orders which are received by a Participating Insurance Company or Qualified Plan prior to the close of regular trading on the NYSE on any Business Day and transmitted to the Fund or its specified agent during the morning of the next Business Day will be processed at the next net asset value computed after receipt of such order by the Participating Insurance Company or Qualified Plan. Redemption proceeds will normally be wired to the Participating Insurance Company or Qualified Plan the Business Day following receipt of the redemption order by the Participating Insurance Company or Qualified Plan, but in no event later than seven days after receipt of such order.

Valuation of Shares

The net asset value of the shares of each Portfolio of the Fund are determined once daily as of 4 p.m. New York Time, on days when the New York Stock Exchange is open for trading. In the event that the New York Stock Exchange or the national securities exchanges on which Portfolio stocks are traded adopt different trading hours on either a permanent or temporary basis, the Directors of the Fund will reconsider the time at which net asset value is to be computed. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the number of outstanding shares of the Portfolio. The price at which a purchase is effected is based on the next calculation of net asset value after the order is received.

In determining the value of the assets of each Portfolio, the securities for which market quotations are readily available are valued at market value. Debt securities (other than short-term obligations) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. All other securities and assets are valued at their fair value as determined in good faith by the Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Directors.

                            ADDITIONAL INFORMATION

The Statement of Additional Information, available upon request, without charge from the Fund, provides a further discussion of certain sections of the Prospectus and other information which may be of interest to certain investors. This Prospectus and the Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission with respect to the securities being sold, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the Statement of Additional Information and the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

                NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.

Investment Adviser

Navellier & Associates, Inc.
One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671


Distributor

Navellier Securities Corp.
One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

Independent Auditors

Tait, Weller & Baker
Eight Penn Center Plaza, Suite 800
Philadelphia, PA 19103



Transfer Agent and Custodian

Rushmore Trust & Savings, FSB
4922 Fairmont Avenue
Bethesda, MD 20814
(800) 622-1386

Counsel

Blazzard, Grodd & Hasenauer, P.C.
943 Post Road East
Westport, CT 06880
(203) 226-7866





                                     PART B

                 NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                        DATED _____________, 1998


This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Prospectus of the Navellier Variable Insurance Series Fund, Inc. (the "Fund"), dated ______________, 1998, a copy of which Prospectus may be obtained, without charge, by contacting the Fund, at its mailing address: One East Liberty, Third Floor, Reno, Nevada 89501; Tel:
1-800-887-8671.


                              TABLE OF CONTENTS



GENERAL INFORMATION AND HISTORY
INVESTMENT OBJECTIVE AND POLICIES
DIRECTORS AND OFFICERS OF THE FUND
OFFICERS
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
THE INVESTMENT ADVISER, CUSTODIAN, AND TRANSFER AGENT
THE DISTRIBUTOR
INDEPENDENT ACCOUNTANTS
BROKERAGE ALLOCATION AND OTHER PRACTICES
CAPITAL STOCK AND OTHER SECURITIES
PURCHASE, REDEMPTION, AND PRICING OF SHARES
TAXES
CALCULATION OF PERFORMANCE DATA
FINANCIAL STATEMENTS
APPENDIX






                       GENERAL INFORMATION AND HISTORY

The Fund is a corporation (organized under the laws of the State of Maryland on February 28, 1997) and has commenced regular investment operations as of the date of this Prospectus.

                      INVESTMENT OBJECTIVE AND POLICIES

     Investment Policies. The investment objective and policies of the Growth Portfolio are described in the "Investment Objective and Policies" section of the Prospectus. The following general policies supplement the information contained in that section of the Prospectus.

     Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing, negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

     Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

     Banker's Acceptances. A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

     Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

     Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become liquid and can sometimes be traded as money market securities.

     United States Government Obligations. Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years, and Treasury bonds generally have a maturity of greater than five years.

     Agencies of the United States government which issue or guarantee obligations include, among others, export-import banks of the United States, Farmers' Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, the Defense Security Assistance Agency of the Department of Defense, and the Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Intermediate Credit Banks, Banks for Cooperatives, and the United States Postal Service. Some of the securities are supported by the full faith and credit of the United States government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

     Investment Restrictions. The Fund's fundamental policies as they affect a Portfolio cannot be changed without the approval of a vote of a majority of the outstanding securities of such Portfolio. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the matter. Such a majority is defined as the lesser of (a) 67% or more of the voting shares of the Fund present at a meeting of shareholders of the Portfolio, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions (except the percentage restrictions on borrowing and illiquid securities -- which percentage must be complied with) and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio.

     The following investment restrictions are fundamental policies of the Fund with respect to the Growth Portfolio and may not be changed except as described above. The Growth Portfolio may not:

     1. Purchase any securities or other property on margin; provided, however, that the Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

     2. Make cash loans,  except that the Portfolio may purchase  bonds,  notes,
debentures,   or  similar   obligations  which  are  customarily   purchased  by
institutional investors whether publicly distributed or not.

     3. Make securities loans, except that the Portfolio may make loans of its portfolio securities, provided that the market value of the securities subject to any such loans does not exceed 33-1/3% of the value of the total assets (taken at market value) of the Portfolio.

     4. Make investments in real estate or commodities or commodity contracts, including futures contracts, although the Portfolio may purchase securities of issuers which deal in real estate or commodities although this is not a primary objective of the Portfolio.

     5. Invest in oil, gas, or other mineral exploration or development programs, although the Portfolio may purchase securities of issuers which engage in whole or in part in such activities.

     6.  Purchase   securities  of  companies  for  the  purpose  of  exercising management or control.

     7. Participate in a joint or joint and several trading account in securities.

     8. Issue senior  securities or borrow money,  except that the Portfolio may
(i) borrow money only from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests, that might otherwise require the untimely disposition of securities, provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of the Portfolio, and (ii) borrow money only from banks for investment purposes, provided that (a) after each such borrowing, when added to any borrowing described in clause (i) of this paragraph, there is an asset coverage of at least 300% as defined in the Investment Company Act of 1940 (the "1940 Act"), and (b) is subject to an agreement by the lender that any recourse is limited to the assets of the Portfolio with respect to which the borrowing has been made. As an operating policy, the Portfolio may not invest in portfolio securities while the amount of borrowing of the Portfolio exceeds 5% of the total assets of the Portfolio.

     9. Pledge, mortgage, or hypothecate the assets of the Portfolio to an extent greater than 10% of the total assets of the Portfolio to secure borrowings made pursuant to the provisions of Item 8 above.

     10. Purchase "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933), if, as a result of such purchase, more than 10% of the net assets (taken at market value) of the Portfolio would then be invested in such securities nor will the Portfolio invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of the Portfolio would be invested in either illiquid or unseasoned securities.

     11. Invest more than 5% of the assets of the Portfolio in securities of any single issuer.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions, except as to the 5%, 10% and 300% percentage restrictions on borrowing specified in Restriction Number 8 above.

     Portfolio Turnover. The Growth Portfolio's annual rate of portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater expenses to the Portfolio, including brokerage commission expenses, dealer mark-ups, and other transaction costs on the sale of securities, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of the Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatment. Because the Growth Portfolio is a new fund portfolio which has not been in operation for a year, no actual turnover rate can be given at this time. The Fund will attempt to limit the annual portfolio turnover rate of the Growth Portfolio to 300% or less, however, this rate may be exceeded if in the Investment Adviser's discretion securities are or should be sold or purchased in order to attempt to increase the Portfolio's performance.

                      DIRECTORS AND OFFICERS OF THE FUND

The following information is provided with respect to each director and officer of the Fund:


                                    Position(s) Held With             Principal Occupation(s)
Name and Address                    Registrant and its Affiliates     During Past Five Years
----------------                    -----------------------------     ----------------------

Louis G. Navellier                  President                         CEO and President of
One East Liberty                                                      Navellier & Associates
Third Floor                                                           Inc., an investment
Reno, NV 89501                                                        management company since
Age: 40                                                               1988; CEO and President
                                                                      of Navellier Management,
                                                                      Inc., one of the Portfolio
                                                                      Managers for the Investment
                                                                      Adviser to this Fund, The
                                                                      Navellier Series Fund and
                                                                      The Navellier Performance
                                                                      Funds; President and CEO
                                                                      of Navellier Securities
                                                                      Corp., the principal
                                                                      underwriter to The Navellier
                                                                      Performance Funds and The
                                                                      Navellier Series Fund; CEO
                                                                      and President of Navellier
                                                                      Fund Management, Inc., an
                                                                      investment advisory company,
                                                                      since November 30, 1995.
Dennis A. Holtorf/1/                Treasurer
One East Liberty
Third Floor
Reno, NV 89501
Age: 50

Dean H. Hamilton                    Director                           Managing Director, BHJ, LLC,
BHJ, LLC                            Consultant, Navellier              a consulting firm, since July,
30 Stanford Drive                   & Associates, Inc.                 1992.
Farmington, CT 06032
Age: 57

Robert S. Hardy                     Director                           President, Zephyr Associates,
Zephyr Associates                                                      a financial software company,
312 Dorla Court                                                        from April 1994 to present;
Suite 204                                                              prior thereto, Vice President,
Zephyr Cove, NV 89448                                                  Balch, Hardy, et all., a
Age: 55                                                                money management company
                                                                       from 1973 - April 1994.

Robert G. Sharp                     Director                           Director, JMC Corp., a marketing
843 Knapp Drive                                                        company for annuities and mutual
Santa Barbara, CA 93108                                                funds, May 1995 to present;
Age: 62                                                                President and Chief Executive
                                                                       Officer, Keyport Life Insurance
                                                                       Company from 1979 until his
                                                                       retirement in 1993.

     /1/ This person is an interested person affiliated with the Investment Adviser.

                                    OFFICERS

The officers of the Fund are affiliated with the Investment Adviser and receive no salary or fee from the Fund. The Fund's disinterested Directors are each compensated by the Fund with $1,500 for each Board meeting attended and $250 for attendance of any Committee meeting held on a day on which no Board meeting is held. The Directors' fees may be adjusted according to increased responsibilities if the Fund's assets exceed one billion dollars. In addition, each disinterested Director receives reimbursement for actual expenses of attendance at Board of Directors meetings.

The Fund does not expect, in its current fiscal year, to pay aggregate remuneration in excess of $60,000 for services in all capacities to any (a) Director, (b) officer, (c) affiliated person of the Fund (other than the Investment Adviser), (d) affiliated person of an affiliate or principal underwriter of the Fund, or (e) all Directors and officers of the Fund as a group.

The Board of Directors is permitted by the Fund's By-Laws to appoint an advisory committee which shall be composed of persons who do not serve the Fund in any other capacity and which shall have no power to dictate corporate operations or to determine the investments of the Fund. The Fund currently has no advisory committee. The Audit Committee of the Board of Directors is composed of Messrs. Sharp and Hardy. The Pricing Committee is composed of Messrs. Hardy and Holtorf.



                                                                 Remuneration Table
                                                                                                        Aggregate Remuneration/*/
                                                Capacity In Which           Aggregate Remuneration/*/   From Registrant and
                                               Remuneration Received        From Registrant             Fund Complex

Dean H. Hamilton/**/                                Director                   N/A                        N/A

Robert S. Hardy                                     Director                   $6,000                     $6,000

Robert G. Sharp                                     Director                   $6,000                     $6,000


     /*/  Based on projections for fiscal year 1998.

     /**/ Mr. Hamilton may be deemed to be an "interested person" of the Fund, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Fund.


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


On January 15, 1998, in order to fulfill the requirements of Section 14(a)(1) of the 1940 Act, one hundred percent (100%) of the issued and outstanding shares of the Growth Portfolio was purchased by Louis G. Navellier under a subscription agreement dated January 15, 1998. Such subscription for acquisition was made for an aggregate of $100,000 allocated 100% to the Growth Portfolio (to purchase 10,000 shares).

             THE INVESTMENT ADVISER, CUSTODIAN AND TRANSFER AGENT

     (a) The Investment Adviser

     The offices of the Investment Adviser (Navellier & Associates, Inc.) are located at One East Liberty, Third Floor, Reno, Nevada 89501. The Investment Adviser began operation in May 1993 and advises this Fund, The Navellier Series Fund and The Navellier Performance Funds.

          (i) The following individual owns the enumerated shares of outstanding stock of the Investment Adviser and, as a result, maintains control over the Investment Adviser:


                                      Shares of Outstanding Stock    Percentage of Outstanding
Name                                   of the Investment Adviser     Shares

Louis G. Navellier                              1,000                 100%

          (ii) The  following  individual  is  affiliated  with  the  Investment
     Adviser:


Name                                             Position

Louis G. Navellier                               Trustee, President, and Treasurer of The
                                                 Navellier Series Fund and The Navellier
                                                 Performance Funds; Director, CEO, President,
                                                 Secretary, and Treasurer of Navellier
                                                 Management, Inc.,; Director, President, CEO,
                                                 Secretary, and Treasurer of Navellier
                                                 Securities Corp.; one of the Portfolio
                                                 Managers of the Navellier Series Fund and The
                                                 Navellier Performance Funds.



          (iii) The management fee payable to the Investment Adviser under the terms of the Investment Advisory Agreement (the "Advisory Agreement") between the Investment Adviser and the Fund is payable monthly and is based upon .85% of the Growth Portfolio's average daily net assets. The
     Investment Adviser has the right, but not the obligation, to waive any portion or all of its management fee, from time to time.

Expenses not expressly assumed by the Investment Adviser under the Advisory Agreement are paid by the Fund. The Advisory Agreement lists examples of expenses paid by the Fund for the account of the Growth Portfolio, the major categories of which relate to taxes, fees to Directors, legal, accounting, and audit expenses, custodian and transfer agent expenses, certain printing and registration costs, and non-recurring expenses, including litigation.

The Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its investors except for losses (i) resulting from the willful misfeasance, bad faith, or gross negligence on its part, (ii) resulting from reckless disregard by it of its obligations and duties under the Advisory Agreement, or
(iii) a loss for which the Investment Adviser would not be permitted to be indemnified under the Federal Securities laws.

Pursuant to an Administrative Services Agreement, the Investment Adviser receives an annual fee of .25% of the value of the assets under management and provides or is responsible for the provision of certain administrative services to the Fund, including, among others, the preparation and maintenance of certain books and records required to be maintained by the Fund under the Investment Company Act of 1940. The Administrative Services Agreement permits the Investment Adviser to contract out for all of its duties thereunder; however, in the event of such contracting, the Investment Adviser remains responsible for the performance of its obligations under the Administrative Services Agreement. The Investment Adviser has entered into an agreement with Rushmore Trust & Savings, FSB, to perform, in addition to custodian and transfer agent services, some or all administrative services and may contract in the future with other persons or entities to perform some or all of its administrative services. All of these contracted services are and will be paid for by the Investment Adviser out of its fees or assets.

In exchange for its services under the Administrative Services Agreement, the Fund reimburses the Investment Adviser for certain expenses incurred by the Investment Adviser in connection therewith but does not reimburse Investment Adviser (over the amount of the 0.25% annual Administrative Services Fee) to reimburse it for fees Investment Adviser pays to others for administrative services. The agreement also allows Investment Adviser to pay to its delegate part or all of such fees and reimbursable expense payments incurred by it or its delegate.

The Advisory Agreement permits the Investment Adviser to act as investment adviser for any other person, firm, or corporation, and designates the Investment Adviser as the owner of the name "Navellier" or of any use or derivation of the word Navellier. If the Investment Adviser shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Navellier" as part of its title may, solely at the Investment Adviser's option, be withdrawn.


The Fund's organizational expenses have been paid by the Adviser.



     (b) The Custodian and Transfer Agent

     Rushmore Trust & Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland 20814, serves as the custodian of the Fund's portfolio securities and as the Fund's transfer agent and, in those capacities, maintains certain accounting and other records of the Fund and processes requests for the purchase or the redemption of shares, maintains records of ownership for shareholders, and performs certain other shareholder and administrative services on behalf of the Fund.

     (c)  Legal Counsel

     Blazzard, Grodd & Hasenauer, P.C., is legal counsel to the Fund.



                              THE DISTRIBUTOR

The Fund's Distributor is Navellier Securities Corp., a Delaware corporation organized and incorporated on May 10, 1993. The Fund's shares will be continuously distributed by the Distributor, located at One East Liberty, Third Floor, Reno, Nevada 89501, pursuant to a Distribution Agreement, dated _____________, 1998.

                          INDEPENDENT ACCOUNTANTS

Tait, Weller & Baker, Philadelphia, Pennsylvania, serves as the independent accountants of the Fund and, in such capacity, audits and reports on the Fund's annual financial statements, assists in the preparation of the Fund's federal tax returns and performs other professional accounting, auditing and advisory services when engaged to do so by the Fund.


                   BROKERAGE ALLOCATION AND OTHER PRACTICES

In effecting portfolio transactions for the Fund, the Investment Adviser adheres to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services," as defined herein. The Investment Adviser may cause the Fund to pay a broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Investment Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer or that any offset of direct expenses of a Portfolio yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities; furnishing analysis and reports concerning issuers, industries, economic facts and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Fund or to the Investment Adviser are considered to be in addition to and not in lieu of services required to be performed by the Investment Adviser under its contract with the Fund and may benefit both the Fund and other clients of the Investment Adviser or customers of or affiliates of the Investment Adviser. Conversely, brokerage and research services provided by brokers to other clients of the Investment Adviser or its affiliates may benefit the Fund.

If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark-up. On occasion, securities may be purchased directly from the issuer. There may be customary mark-ups on principal transactions. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Investment Adviser in determining the overall reasonableness of brokerage commissions paid by the Fund. Some portfolio transactions are subject to the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to obtaining best prices and executions, effected through dealers who sell shares of the Fund and/or possibly the VA Contracts and/or VLI Policies.

The Board of Directors of the Fund will periodically review the performance of the Investment Adviser of its respective responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

The Board of Directors will periodically review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. At present, no recapture arrangements are in effect. The Board of Directors will review whether recapture opportunities are available and are legally permissible, and, if so, will determine, in the exercise of their business judgment, whether it would be advisable for the Fund to seek such recapture.

                      CAPITAL STOCK AND OTHER SECURITIES

The rights and preferences attached to the shares of each Portfolio are described in the Prospectus. (See "Description of Shares".) The 1940 Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts, and the election of Directors from the separate voting requirements of the Rule.

                 PURCHASE, REDEMPTION, AND PRICING OF SHARES

Redemption of Shares. The Prospectus, under "Purchases and Redemptions" describes the requirements and methods available for effecting redemption. The Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange or any other applicable exchange, is closed (other than a customary weekend and holiday closing), (b) when trading on the New York Stock Exchange, or any other applicable exchange, is restricted, or an emergency exists as determined by the Securities and Exchange Commission ("SEC") or the Fund so that disposal of the Fund's investments or a fair determination of the net asset values of the Portfolios is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the Portfolio's shareholders.

The Fund normally redeems shares for cash. However, the Board of Directors can determine that conditions exist making cash payments undesirable. If they should so determine (and if a proper election pursuant to Rule 18f-1 of the 1940 Act has been made by the Fund), redemption payments could be made in securities valued at the value used in determining net asset value. There generally will be brokerage and other costs incurred by the redeeming shareholder in selling such securities.

     Determination of Net Asset Value. As described in the Prospectus under "Purchases and Redemptions - Valuation of Shares," the net asset value of shares of each Portfolio of the Fund is determined once daily as of 4 p.m. New York time on each day during which the New York Stock Exchange, or other applicable exchange, is open for trading. The New York Stock Exchange is scheduled to be closed for trading on the following days: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Board of Directors of the Exchange reserves the right to change this schedule. In the event that the New York Stock Exchange or the national securities exchanges on which small cap equities are traded adopt different trading hours on either a permanent or temporary basis, the Board of Directors of the Fund will reconsider the time at which net asset value is to be computed.

     Valuation of Assets. In determining the value of the assets of any Portfolio of the Fund, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or, if no sales are reported - as is the case with many securities traded over-the-counter - the last reported bid price. Debt securities (other than short-term obligations, i.e., obligations which have 60 days or less left to maturity, which are valued on the basis of amortized cost) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by a pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality of issue, trading characteristics, and other market data. All other securities and assets are valued at their fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Directors.

                                    TAXES

In the case of a "series fund" (that is, a regulated investment company having more than one segregated portfolio of investments the beneficial interests in which are owned by the holders of a separate series of stock), each investment portfolio is treated as a separate corporation for federal income tax purposes. The Fund will be deemed a series fund for this purpose and, thus, each Portfolio will be deemed a separate corporation for such purpose.

Each Portfolio of the Fund intends to qualify as a regulated investment company for federal income tax purposes. Such qualification requires, among other things, that each Portfolio (a) make a timely election to be a regulated investment company, (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities (including options and futures) or foreign currencies, and (c) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of its assets is represented by cash, government securities, securities of other regulated investment companies, and securities of one or more other issuers (to the extent the value of the securities of any one such issuer owned by the Portfolio does not exceed 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than government securities and securities of other regulated investment companies) of any one industry. These requirements may limit the ability of the Portfolios to engage in transactions involving options and futures contracts.

If each Portfolio qualifies as a regulated investment company, it will not be subject to federal income tax on its "investment company taxable income" (calculated by excluding the amount of its net capital gain, if any, and by excluding the dividends-received and net operating loss deductions) or "net capital gain" (the excess of its long-term capital gain over its net short-term capital loss) which is distributed to shareholders. In determining taxable income, however, a regulated investment company holding stock on the record date for a dividend is required to include the dividend in income on the later of the ex-dividend date or the date of acquisition.

Section 817 Diversification Requirements

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the VA Contracts and VLI Policies (that is, the assets of the Portfolios), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a VA Contract or VLI Policy owner with respect to the increase in the value of the VA Contract or VLI Policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the VA Contracts and VLI Policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

The Treasury  Regulations  amplify the  diversification  standards  set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

Each Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.

                       CALCULATION OF PERFORMANCE DATA

Performance information for each Portfolio may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as total return on the applicable Portfolio.

The average annual total return on such Portfolios represents an annualization of each Portfolio's total return ("T" in the formula below) over a particular period and is computed by finding the current percentage rate which will result in the ending redeemable value ("ERV" in the formula below) of a $1,000 payment/*/ ("P" in the formula below) made at the beginning of a one-, five-, or ten-year period, or for the period from the date of commencement of the Portfolio's operation, if shorter ("n" in the formula below). The following formula will be used to compute the average annual total return for the
Portfolio:

                                       N
                              P (1 + T)  = ERV

In addition to the foregoing, each Portfolio may advertise its total return over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures.

Performance information for the Portfolios shall reflect only the performance of a hypothetical investment in the Portfolios during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Each Portfolio may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, or other services, as having the same investment objectives. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Stock Price Index of 500 stocks ("S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

As summarized in the Prospectus under the heading "Performance Advertising", the total return and/or yield of a Portfolio may be quoted in advertisements and sales literature.

                              FINANCIAL STATEMENTS

A Statement of Assets and Liabilities of the Growth Portfolio as of January 15, 1998, and the report of Tait, Weller & Baker, Independent Accountants, with respect thereto, is set forth below.


                              TAIT, WELLER & BAKER
                          CERTIFIED PUBLIC ACCOUNTANTS

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Shareholders and Directors
Navellier Growth Portfolio
Reno, Nevada

We have audited the accompanying statement of assets and liabilities of the Navellier Growth Portfolio, a series of shares of Navellier Variable Insurance Series Fund, Inc. (the "Fund") as of January 15, 1998. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Navellier Growth Portfolio as of January 15, 1998 in conformity with generally accepted accounting principles.

                                        TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 16, 1998

NAVELLIER GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

January 15, 1998

--------------------------------------------------------------------------------

ASSETS

 Cash                                                           $100,000
                                                                --------
     Total assets                                                100,000

LIABILITIES                                                            -
                                                                --------
NET ASSETS

 (500,000,000 shares authorized; 10,000 shares outstanding)     $100,000
                                                                --------
                                                                --------
Net asset value and redemption price per share

 $100,000 / 10,000 shares                                         $10.00
                                                                  ------
                                                                  ------
See notes to statement of assets and liabilities



NAVELLIER GROWTH PORTFOLIO

NOTES TO STATEMENT OF ASSETS AND LIABILITIES

January 15, 1998

--------------------------------------------------------------------------------

(1)  ORGANIZATION

   The Navellier Growth Portfolio (the "Portfolio") is a series of The Navellier Variable Insurance Series Fund, Inc. (the "Fund"), a diversified, open-end investment company. The Fund was incorporated on February 28, 1997 as a Maryland Corporation. The Fund and the Portfolio have had no operations through January 15, 1998 other than those relating to organizational matters and the sale and issuance of 10,000 shares at $10.00 per share to the initial shareholder.





                                   APPENDIX

A-1 and P-1 Commercial Paper Ratings

The Growth Portfolio will invest only in commercial paper which, at the date of investment, is rated A-1 by Standard & Poor's Corporation ("S&P") or P- 1 by Moody's Investors Services, Inc. ("Moody's"), or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.

Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


                                    PART C

                              OTHER INFORMATION

Item 24   Financial Statements and Exhibits

(a)  Financial Statements:

     The Financial Statements filed as part of this Registration
     Statement are as follows:

     Statement of Assets and Liabilities of the Navellier Growth
     Portfolio as of January 15, 1998*

     Report of Independent Accountants - January 16, 1998*

     *Included in Part B of this Registration Statement

(b)  Exhibits:

     Exhibit
     Number    Description
     ______    ________________

       1.      Articles of Incorporation of Registrant*
       2.      By-Laws of Registrant**
       3.      None
       4.      None
       5. Form of Investment Advisory Agreement between Registrant and Navellier & Associates, Inc.**
       6. Form of Distribution Agreement between the Registrant and Navellier Securities Corp.**
       7.      None
       8. Administrative Services, Custodian, Transfer Agent Agreement with Rushmore Trust & Savings, FSB (to be filed by amendment)
       9.1     Navellier Administrative Services Agreement by and between the Registrant and Navellier & Associates, Inc.**
       9.3     Form of Expense Limitation Agreement between the Registrant and Navellier Management, Inc.**
       9.4(a)  Form of Fund Participation Agreement**
       9.4.(b) Form of Fund Participation Agreement between the Registrant, the Adviser, American General Life Insurance Company and American General Securities Incorporated**
      10.      Opinion and Consent of Counsel**
      11.      Consent of Independent Accountants
      12.      None
      13. Subscription Agreement between Navellier Variable Insurance Series Fund, Inc. and Louis G. Navellier, dated January 15, 1998**
      14.      None
      15.      None
      16.      None
      17.      None
      18.      None
      24.      None
      27.      None

     *Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-22633), as filed electronically on February 28, 1997.

    **Incorporated herein by reference to Registrant's Pre-Effective Amendment
      No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-22633), as filed electronically on February 2, 1998.

Item 25   Persons Controlled by or under Common Control with Registrant

There are no persons who are controlled by or under common control with the Registrant.

Item 26   Number of Holders of Securities

Louis G. Navellier, as the initial shareholder of the Growth Portfolio of the Fund, holds all of the outstanding shares of the Fund.

Item 27   Indemnification

     The Articles of Incorporation of the Registrant include the following:

                                 ARTICLE VII

     (4) Each Director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the Maryland General Corporation Law and the By-Laws of the Corporation, as such law and By-Laws may now or in the future be in effect, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended.

     The By-Laws of the Registrant include the following:

                                  ARTICLE VI

                               Indemnification

     "The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions nor such further indemnification arrangement as may be permitted by law."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

Item 28   Business and Other Connections of Investment Adviser

Set forth below is a description of any other business, profession, vocation, or employment of a substantial nature in which each investment adviser of the Fund and each director, officer, or partner of any such investment adviser, is or has been at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee:



Name and Principal                          Positions Held with             Principal Occupations
Business Address                            Registrant and Its Affiliates   During Past Two Years
----------------                            -----------------------------   ---------------------

Louis G. Navellier                          Mr. Navellier is the CEO,       Mr. Navellier is and has been
One East Liberty                            President, Treasurer, and       the CEO and President of
Third Floor                                 Secretary of Navellier          Navellier & Associates Inc.,
Reno, NV 89501                              & Associates, Inc., a Delaware  an investment management
                                            Corporation which is the        company since 1988; is and has
                                            Investment Adviser to the       been CEO and President of
                                            Fund.  Mr. Navellier is also    Navellier Management, Inc.;
                                            CEO, President, Secretary,      one of the Portfolio Managers
                                            and Treasurer of Navellier      for the Investment Adviser to
                                            Management Inc., Navellier      this Fund, The Navellier
                                            Publications, Inc., MPT         Series Fund and The Navellier
                                            Review Inc., and Navellier      Performance Funds; President
                                            International Management, Inc.  and CEO of Navellier
                                                                            Securities Corp., the
                                                                            principal Underwriter to The
                                                                            Navellier Performance Funds
                                                                            and The Navellier Series
                                                                            Fund; CEO and President of
                                                                            Navellier Fund Management,
                                                                            Inc. and investment advisory
                                                                            company, since November 30,
                                                                            1995; and has been publisher
                                                                            and editor of MPT Review from
                                                                            August 1987 to the present,
                                                                            and was publisher and editor
                                                                            of the predecessor investment
                                                                            advisory newsletter OTC
                                                                            Insight, which he began in
                                                                            1980 and wrote through July
                                                                            1987.

Item 29   Principal Underwriters

(a) The Distributor does not currently act as principal underwriter, depositor, or investment adviser for any investment company other than the Fund, The Navellier Performance Fund and the Navellier Series Fund.

(b) The following information is provided, as of the date hereof, with respect to each director, officer, or partner of each principal underwriter named in response to Item 21:


Name and Principal                          Positions and Offices             Positions and Offices
Business Address                            With Underwriter                  With Registrant
------------------                          ----------------------            ----------------------

Louis Navellier                             CEO, President, Director,          Trustee, President,
920 Incline Way                             Treasurer, and Secretary           CEO, Treasurer
Incline Village, NV 89450


(c) Not Applicable.

Item 30   Location of Accounts and Records

All accounts,  records,  and other  documents  required to be  maintained  under
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the office of the Navellier Variable Insurance Series Fund, Inc. located at One East Liberty, Third Floor, Reno, Nevada 89501, and the offices of the Fund's Custodian and Transfer Agent at 4922 Fairmont Avenue, Bethesda, MD 20814.

Item 31   Management Services

Other than as set forth in Part A and Part B of this Registration Statement, the Fund is not a party to any management-related service contract.

Item 32   Undertakings

Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Fund, the Directors will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the Registrant or the effective date of the Registrant's 1933 Act Registration Statement.




                                  SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Reno, and State of Nevada, on the 12th day of February, 1998.

                               NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.
                               ______________________________________________
                                          Registrant


                               By: /s/LOUIS G. NAVELLIER
                                   __________________________________________
                                   Louis G. Navellier
                                   President





Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature and Title




/s/LOUIS G. NAVELLIER                      President                2-12-98
_________________________________                                 ____________
Louis G. Navellier                                                    Date



/s/DENNIS A. HOLTORF*                      Treasurer                2-12-98
_________________________________                                 ____________
Dennis A. Holtorf                                                     Date




/s/DEAN H. HAMILTON*                       Director                 2-12-98
_________________________________                                 ____________
Dean H. Hamilton                                                      Date




/s/ROBERT S. HARDY*                        Director                 2-12-98
_________________________________                                 ____________
Robert S. Hardy                                                       Date





/s/ROBERT G. SHARP*                        Director                 2-12-98
_________________________________                                 ____________
Robert G. Sharp                                                       Date


                                             /s/LOUIS G. NAVELLIER
                                         *By____________________________________
                                            Louis G. Navellier, Attorney-in-Fact




                                 EXHIBIT LIST

Exhibit Number       Description

EX-99.B11            Consent of Independent Accountants